Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013		Dec. 31, 2012
Other Liabilities [Line Items]
Tax liabilities	$ 689	$ 659		$ 555
Provision for long service leave		0	[1]	369	[1]
Other	32	83		154
Other liabilities	$ 721	$ 742		$ 1,078

[1]	Provision for long service leave was settled during the sale of the Dolphin non-gaming assets in March 2013.